UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

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FORM N-PX
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ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:  811-09221

Community Capital Trust
(Exact name of registrant as specified in charter)

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2500 Weston Road
Suite 101
Weston, FL 33331
 (Address of principal executive offices)

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Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103
(Name and address of agent for service)

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Registrant’s telephone number, including area code: 1-877-272-1977
Date of Fiscal Year End: May 31
Date of Reporting Period: July 1, 2019 to June 30, 2020

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Item 1. Proxy Voting Record.

Attached are the proxy voting records for the following funds:

CCM Alternative Income Fund
The Community Reinvestment Act Qualified Investment Fund

Non-Voting Funds

The Community Reinvestment Act Qualified Investment Fund
The Registrant did not cast any proxy votes during the reporting period.
Accordingly, there are no proxy votes to report.

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
ARES CAPITAL CORPORATION
Security ID: 04010L103
Ticker: ARCC
Meeting Date: 08-Jul-19
1	Approve Issuance of Shares Below Net Asset Value (NAV)	Management	For	Voted - For
Meeting Date: 22-Jun-20
1.1	Elect Director Michael J Arougheti	Management	For	Voted - For
1.2	Elect Director Ann Torre Bates	Management	For	Voted - For
1.3	Elect Director Steven B. McKeever	Management	For	Voted - For
2	Ratify KPMG LLP as Auditors	Management	For	Voted - For
ARES COMMERCIAL REAL ESTATE CORPORATION
Security ID: 04013V108
Ticker: ACRE
Meeting Date: 23-Apr-20
1.1	Elect Director William S. Benjamin	Management	For	Voted - Withheld
1.2	Elect Director Caroline E. Blakely	Management	For	Voted - Withheld
2	Ratify Ernst & Young LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
BLACKROCK MUNICIPAL INCOME QUALITY TRUST
Security ID: 092479104
Ticker: BYM
Meeting Date: 29-Jul-19
1.1	Elect Director Richard E. Cavanagh	Management	For	Voted - For
1.2	Elect Director Cynthia L. Egan	Management	For	Voted - For
1.3	Elect Director Robert Fairbairn	Management	For	Voted - For
1.4	Elect Director Henry Gabbay	Management	For	Voted - For
COREPOINT LODGING INC.
Security ID: 21872L104
Ticker: CPLG
Meeting Date: 21-May-20
1.1	Elect Director James R. Abrahamson	Management	For	Voted - For
1.2	Elect Director Glenn Alba	Management	For	Voted - For
1.3	Elect Director Jean M. Birch	Management	For	Voted - For
1.4	Elect Director Alan J. Bowers	Management	For	Voted - For
1.5	Elect Director Keith A. Cline	Management	For	Voted - For
1.6	Elect Director Giovanni Cutaia	Management	For	Voted - For
1.7	Elect Director Alice E. Gould	Management	For	Voted - For

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1.8	Elect Director B. Anthony Isaac	Management	For	Voted - For
1.9	Elect Director Brian Kim	Management	For	Voted - For
1.10	Elect Director David Loeb	Management	For	Voted - For
1.11	Elect Director Mitesh B. Shah	Management	For	Voted - For
2	Ratify Deloitte & Touche LLP as Auditors	Management	For	Voted - For
EATON VANCE LIMITED DURATION INCOME FUND
Security ID: 27828H105
Ticker: EVV
Meeting Date: 16-Jan-20
1.1	Elect Director Thomas E. Faust, Jr.	Management	For	Voted - For
1.2	Elect Director Mark R. Fetting	Management	For	Voted - For
1.3	Elect Director Keith Quinton	Management	For	Voted - For
2	Declassify the Board of Directors	Shareholder	Against	Voted - For
EATON VANCE SENIOR FLOATING-RATE TRUST
Security ID: 27828Q105
Ticker: EFR
Meeting Date: 15-Aug-19
1.1	Elect Director Cynthia E. Frost	Management	For	Voted - For
1.2	Elect Director Valerie A. Mosley	Management	For	Voted - For
1.3	Elect Director Scott E. Wennerholm	Management	For	Voted - For
EATON VANCE TAX-MANAGED GLOBAL DIVERSIFIED EQUITY INCOME FUND
Security ID: 27829F108
Ticker: EXG
Meeting Date: 15-Aug-19
1.1	Elect Director Thomas E. Faust, Jr.	Management	For	Voted - For
1.2	Elect Director Cynthia E. Frost	Management	For	Voted - For
1.3	Elect Director Scott E. Wennerholm	Management	For	Voted - For
FIRST AMERICAN FUNDS, INC.
Security ID:
Meeting Date: 29-Aug-19
1.1	Elect Director David K. Baumgardner	Management	For	Voted - Withheld
1.2	Elect Director Mark E. Gaumond	Management	For	Voted - Withheld
1.3	Elect Director Roger A. Gibson	Management	For	Voted - Withheld
1.4	Elect Director Jennifer J. McPeek	Management	For	Voted - Withheld
1.5	Elect Director C. David Myers	Management	For	Voted - Withheld
1.6	Elect Director Richard K. Riederer	Management	For	Voted - Withheld
1.7	Elect Director P. Kelly Tompkins	Management	For	Voted - Withheld

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
FS KKR CAPITAL CORP.
Security ID: 302635107
Ticker: FSK
Meeting Date: 16-Jul-19
1.1	Elect Director Barbara Adams	Management	For	Voted - Withheld
1.2	Elect Director Frederick Arnold	Management	For	Voted - Withheld
1.3	Elect Director Michael C. Forman	Management	For	Voted - Withheld
1.4	Elect Director Jerel A. Hopkins	Management	For	Voted - Withheld
2	Approve Reduced Asset Coverage Ratio	Management	For	Voted - For
3	Approve Issuance of Shares Below Net Asset Value (NAV)	Management	For	Voted - For
INDEPENDENCE REALTY TRUST, INC.
Security ID: 45378A106
Ticker: IRT
Meeting Date: 13-May-20
1.1	Elect Director Scott F. Schaeffer	Management	For	Voted - Abstain
1.2	Elect Director William C. Dunkelberg	Management	For	Voted - Abstain
1.3	Elect Director Richard D. Gebert	Management	For	Voted - Abstain
1.4	Elect Director Melinda H. McClure	Management	For	Voted - Abstain
1.5	Elect Director Mack D. Pridgen, III	Management	For	Voted - Abstain
1.6	Elect Director DeForest B. Soaries, Jr.	Management	For	Voted - Abstain
2	Ratify KPMG LLP as Auditors	Management	For	Voted - For
3	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
4	Advisory Vote on Say on Pay Frequency	Management	One Year	Voted - One Year
INVESCO DYNAMIC CREDIT OPPORTUNITIES FUND
Security ID: 46132R104
Ticker: VTA
Meeting Date: 23-Aug-19
1.1	Elect Director Cynthia Hostetler	Management	For	Voted - For
1.2	Elect Director Eli Jones	Management	For	Voted - For
1.3	Elect Director Ann Barnett Stern	Management	For	Voted - For
1.4	Elect Director Raymond Stickel, Jr.	Management	For	Voted - For
INVESCO MORTGAGE CAPITAL INC.
Security ID: 46131B100
Ticker: IVR
Meeting Date: 05-May-20
1.1	Elect Director John S. Day	Management	For	Voted - Abstain
1.2	Elect Director Carolyn B. Handlon	Management	For	Voted - Abstain
1.3	Elect Director Edward J. Hardin	Management	For	Voted - Abstain
1.4	Elect Director James R. Lientz, Jr.	Management	For	Voted - Abstain
1.5	Elect Director Dennis P. Lockhart	Management	For	Voted - Abstain

CCM Alternative Income Fund
Proposal	Proposed by	Mgt. Position	Registrant Voted
1.6	Elect Director Gregory G. McGreevey	Management	For	Voted - Abstain
1.7	Elect Director Loren M. Starr	Management	For	Voted - Abstain
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify PricewaterhouseCoopers LLP as Auditors	Management	For	Voted - For
INVESQUE INC.
Security ID: 46136U103
Ticker: IVQ
Meeting Date: 14-May-20
1.1	Elect Director Scott White	Management	For	Voted - Withheld
1.2	Elect Director Brad Benbow	Management	For	Voted - Withheld
1.3	Elect Director Donna Brandin	Management	For	Voted - Withheld
1.4	Elect Director Adlai Chester	Management	For	Voted - Withheld
1.5	Elect Director Shaun Hawkins	Management	For	Voted - Withheld
1.6	Elect Director Charles Herman	Management	For	Voted - Withheld
1.7	Elect Director Randy Maultsby	Management	For	Voted - Withheld
2	Approve KPMG LLP as Auditors and Authorize Board to Fix Their Remuneration	Management	For	Voted - For
STARWOOD PROPERTY TRUST, INC.
Security ID: 85571B105
Ticker: STWD
Meeting Date: 29-Apr-20
1.1	Elect Director Richard D. Bronson	Management	For	Voted - Withheld
1.2	Elect Director Jeffrey G. Dishner	Management	For	Voted - Withheld
1.3	Elect Director Camille J. Douglas	Management	For	Voted - Withheld
1.4	Elect Director Solomon J. Kumin	Management	For	Voted - Withheld
1.5	Elect Director Fred S. Ridley	Management	For	Voted - Withheld
1.6	Elect Director Barry S. Sternlicht	Management	For	Voted - Withheld
1.7	Elect Director Strauss Zelnick	Management	For	Voted - Withheld
2	Advisory Vote to Ratify Named Executive Officers' Compensation	Management	For	Voted - For
3	Ratify Deloitte & Touche LLP as Auditors	Management	For	Voted – For

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Community Capital Trust

By:  /s/ David K. Downes
David K. Downes
President
Date: August 18, 2020